Income taxes - Components of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income (loss) before income taxes	$ (29,428)	$ (30,752)	$ (48,091)
Canada
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income (loss) before income taxes	(32,592)	(34,144)	(39,783)
Foreign
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income (loss) before income taxes	$ 3,164	$ 3,392	$ (8,308)